CSMC 2021-NQM7 Trust ABS-15G

Exhibit 99.54

TPR Firm:	EdgeMAC	Date Submitted:	10/14/2021
Client Name:	Credit Suisse	Report:	Final Tape Compare Report
Client Project:	CSMC 2021-NQM7	Loans in report:	4

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
10/14/2021	1902013932	XXX	XXX	XXX	Investor Qualifying DTI	XXX	XXX	Discrepancy: Verified per source documents.
10/14/2021	1904016024	XXX	XXX	XXX	Amortization Term	XXX	XXX	Discrepancy: Verified per source documents.
10/14/2021	1904016171	XXX	XXX	XXX	Investor Qualifying DTI	XXX	XXX	Discrepancy: Verified per source documents.